Note 10 - Share-based Compensation - Share-based Compensation Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Allocated Share-based Compensation Expense	$ 3,152	$ 8,194	$ 2,101
Research and Development Expense [Member]
Allocated Share-based Compensation Expense	901	4,124	630
General and Administrative Expense [Member]
Allocated Share-based Compensation Expense	$ 2,251	$ 4,070	$ 1,471